Financing Receivables	12 Months Ended
Dec. 31, 2015
Financing Receivables
(7)	Financing Receivables

The Company’s financing receivables comprise mortgage loans, nontrade receivables, loans to affiliates, and loans to non-affiliates. Mortgage loans consist of the unpaid balance of mortgage loans on real estate. Nontrade receivables are amounts for policy or contract premiums due from the agents and broker-dealers, or amounts due from reinsurers. Loans to affiliate include loans to related parties to fund certain companywide projects. Loans to non-affiliates are loans that are intended to meet certain financial objectives of the Company, AZOA, and Allianz SE. The mortgage loans are evaluated on a collective basis for impairment unless circumstances arise that warrant individual evaluation. The nontrade receivables include some receivables evaluated on a collective basis, and some evaluated individually. The loans to affiliates are evaluated individually and do not require an allowance as of December 31, 2015. The loans to non-affiliates are evaluated individually and do not require an allowance to be recorded as of December 31, 2015 and 2014. For additional information, see note 2 for nontrade receivables and note 4 for mortgage loans, and note 17 for loans to affiliates.

Rollforward of Allowance for Credit Losses

The allowances for credit losses and recorded investment in financing receivables as of December 31 are shown below:

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2015:
Allowance for credit losses:
Beginning balance	$35,000	6,486	—	—	41,486
(Benefit)/provision	2,400	(961)	—	—	1,439

Ending balance	37,400	5,525	—	—	42,925
Ending balance individually evaluated for impairment	—	—	—	—	—

Ending balance collectively evaluated for impairment	$37,400	5,525		—	42,925

Financing receivables:
Ending balance	$8,825,418	30,557	33,000	11,341	8,900,316
Ending balance individually evaluated for impairment	—	—	—	—	—

Ending balance collectively evaluated for impairment	$8,825,418	30,557	33,000	11,341	8,900,316

	Mortgage loans	Nontrade receivables	Loans to affiliates	Loans to non-affiliates	Total
2014:
Allowance for credit losses:
Beginning balance	$66,750	6,217	—	—	72,967
(Benefit)/provision	(31,750)	269	—	—	(31,481)

Ending balance	35,000	6,486	—	—	41,486
Ending balance individually evaluated for impairment	—	1,505	—	—	1,505

Ending balance collectively evaluated for impairment	$35,000	4,981	—	—	39,981

Financing receivables:
Ending balance	$7,217,169	31,962	—	30,335	7,279,466
Ending balance individually evaluated for impairment	—	1,505	—	30,335	31,840

Ending balance collectively evaluated for impairment	$7,217,169	30,457	—	—	7,247,626

Credit Quality Indicators

The Company analyzes certain financing receivables for credit risk by using specific credit quality indicators.

The Company has determined the loan-to-value ratio and the debt service coverage ratio are the most reliable indicators in analyzing the credit risk of its mortgage loan portfolio. The loan-to-value ratio is based on the Company’s internal valuation methodologies, including discounted cash flow analysis and comparative sales, depending on the characteristics of the property being evaluated. The debt service coverage ratio analysis is normalized to reflect a 25 year amortization schedule.

The loan-to-value analysis as of December 31 is shown below and relates only to commercial properties:

	2015		2014

Less than 50%	$3,562,574	40.4%	$2,439,554	33.9%
50% – 60%	2,650,959	30.0	1,849,502	25.6
60% – 70%	2,098,581	23.8	2,072,965	28.7
70% – 80%	317,950	3.6	599,743	8.3
80% – 90%	182,112	2.0	209,957	2.9
90% – 100%	13,242	0.2	13,426	0.2
Greater than 100%	—	—	32,022	0.4

Total	$8,825,418	100.0%	$7,217,169	100.0%

The debt service coverage ratio as of December 31 is shown below:

	2015	2014
Debt service coverage ratio:
Greater than 1.4x	$6,884,063	5,204,622
1.2x – 1.4x	1,418,724	1,208,043
1.0x – 1.2x	359,399	656,376
Less than 1.0x	163,232	148,128

Total commercial mortgage loans	$8,825,418	7,217,169

The Company’s nontrade receivables are analyzed for credit risk based upon the customer classification of agent or reinsurer. The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2015			2014
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$6,976	23,581	30,557	6,835	25,127	31,962
Allowance for credit losses	(5,525)	—	(5,525)	(4,981)	(1,505)	(6,486)

Net nontrade receivables	$1,451	23,581	25,032	1,854	23,622	25,476

Past-Due Aging Analysis

Aging analysis of past-due financing receivables as of December 31 is shown below:

	31–60 days past due	61–90 days past due	Greater than 90 days past due	Total past due	Current (1)	Total
2015:
Mortgage loans	$—	—	—	—	8,825,418	8,825,418
Nontrade receivables	6,893	1,796	5,629	14,318	16,239	30,557
Loans to affiliates	—	—	—	—	33,000	33,000
Loans to non-affiliates	60	—	—	60	11,281	11,341

Total	$6,953	1,796	5,629	14,378	8,885,938	8,900,316

	31–60 days past due	61–90 days past due	Greater than 90 days past due	Total past due	Current (1)	Total
2014:
Mortgage loans	$—	—	—	—	7,217,169	7,217,169
Nontrade receivables	3,794	2,533	7,021	13,348	18,614	31,962
Loans to non-affiliates	—	—	—	—	30,335	30,335

Total	$3,794	2,533	7,021	13,348	7,266,118	7,279,466

As of December 31, 2015 and 2014, the Company’s financing receivables did not include any balances, which are on a nonaccrual status, classified as a troubled debt restructuring, or impaired without a corresponding allowance for credit loss.